Note 2 - Inventory - Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Finished goods	$ 1,063	$ 1,142
Raw materials	711	714
Inventory, Net, Total	$ 1,774	$ 1,856